Accrued Expenses and Other Payables (Tables)	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Professional fees	$12,000	$855,863	$109,028
Salaries and employee benefits	-	283,850	36,160
Other payables	3,530,000	6,890,000	877,718
Total	$3,542,000	$8,029,713	$1,022,906